CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of CASH AND BANK BALANCES [Abstract]
Disclosure of detailed information of restricted cash and cash and bank balances [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Cash on hand	35	42
Cash at banks	8,981	2,286
Cash and bank balances	9,016	2,328

Disclosure of detailed information of restricted cash and cash and bank balances that are denominated in various currencies [Text Block]	Cash and bank balances are denominated in the following currencies:
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Renminbi	203	171
Hong Kong dollars	6	6
US dollars	8,807	2,151
	9,016	2,328